RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]

21. RELATED PARTY TRANSACTIONS

The Company’s related parties are its Directors and Officers, and any companies in which they control or have significant influence. The Company incurred the following related party expenditures during the years ended December 31, 2017 and 2016:

Service or Item	Year ended December 31,
	2017	2016
Administration and office	$180,357	$192,813

Administration and office expenses include amounts paid to First Majestic Silver Corp. (“First Majestic”), who provide office space and some administrative services to the Company.  First Majestic's President & CEO, CFO, and one Director are also Directors of the Company.

As at December 31, 2017, included in accounts payable is an amount of $nil (December 31, 2016 - $20,141) due to the Chief Executive Officer. Included in current liabilities is an amount of $nil (December 31, 2016 - $454,819) due to First Majestic relating to the outstanding loans payable (Note 15), as well as $575 (December 31, 2016 - $1,487) due to First Majestic for administration and office expenses.

Key Management Compensation

Key management includes the Officers and Directors of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2017 and 2016 are as follows:

Service or Item	Year ended December 31,
	2017	2016
Directors’ fees	$142,232	$121,000
Salaries and consultants’ fees	870,644	714,606
Share-based payments (non-	4,381,025	4,309,634
Total	$5,393,901	$5,145,240